Other Assets - Schedule of Other Assets (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Assets [Line Items]
Deferred offering costs	$ 1,025,195	$ 1,025,195	$ 1,025,195
Change deferred offering costs	$ 0
Percentage change deferred offering costs		0.00%